Dear Shareholder:

The Victory Portfolios I shares Prospectus is being revised to reflect a change in the portfolio management team for the Core Bond Fund and the Balanced Fund.

The Victory Portfolios

Diversified Stock Fund

Value Fund

Special Value Fund

Small Company Opportunity Fund

Balanced Fund

Investment Grade Convertible Fund

Core Bond Fund

Supplement dated November 9, 2007

To the Prospectus dated March 1, 2007, as revised June 4, 2007 and August 31, 2007

1.               The following modifies the first sentence of the third paragraph of the section “Organization and Management of the Funds – Portfolio Management” found on Page 67 of the Prospectus:

Cynthia G. Koury is the portfolio manager, Lawrence G. Babin is the lead portfolio manager of the equity investments and Craig E. Ruch is the lead portfolio manager of the fixed income investments of the Balanced Fund.

2.               The following modifies the first sentence of the third paragraph of the section “Organization and Management of the Funds – Portfolio Management” found on Page 67 of the Prospectus:

Craig E. Ruch is the lead portfolio manager of the Core Bond Fund and is supported by co-portfolio manager Trenton Tipton-Fletcher. Together they are responsible for the day-to-day management of the Fund’s portfolio.

Please insert this supplement in the front of your prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect a change in the portfolio management team for the Core Bond and Fund for Income.

The Victory Portfolios

Core Bond Fund

Fund for Income

Supplement dated November 9, 2007

To the Prospectus dated March 1, 2007, as revised August 31, 2007

1.     The following replaces the first paragraph of the section “Organization and Management of the Funds – Portfolio Management” found on Page 48 of the Prospectus:

Craig E. Ruch is the lead portfolio manager of the Core Bond Fund and is supported by co-portfolio manager Trenton Tipton-Fletcher. Together they are responsible for the day-to-day management of the Fund’s portfolio.

2.     The following modifies the first sentence of the third paragraph of the section “Organization and Management of the Funds – Portfolio Management” found on Page 48 of the Prospectus:

Craig E. Ruch is the lead portfolio manager, and Trenton Tipton-Fletcher and Heidi L. Adelman are the co-portfolio managers of the Fund for Income. Together they are responsible for the day-to-day management of the Fund’s portfolio.

Please insert this supplement in the front of your prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

Dear Shareholder:

The Victory Portfolios Prospectus is being revised to reflect a change in the portfolio management team for the Balanced Fund.

The Victory Portfolios

Balanced Fund

Investment Grade Convertible Fund

Supplement dated November 9, 2007

To the Prospectus dated March 1, 2007, as revised June 4, 2007 and August 31, 2007

1.               The following modifies the first paragraph of the section “Organization and Management of the Funds – Portfolio Management” found on Page 48 of the Prospectus:

Craig E. Ruch is the lead portfolio manager and Trenton Tipton-Fletcher is co-portfolio manager of the Core Bond Fund. Together they are responsible for the day-to-day management of the Fund’s portfolio.

Please insert this supplement in the front of your prospectus. If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

THE VICTORY PORTFOLIOS

Balanced Fund Core Bond Fund Diversified Stock Fund Established Value Fund Federal Money Market Fund Financial Reserves Fund Focused Growth Fund

Fund for Income

Government Reserves Fund (formerly,
Gradison Government Reserves Fund)

Institutional Money Market Fund

Investment Grade Convertible Fund
(formerly, Convertible Fund)

National Municipal Bond Fund
Ohio Municipal Bond Fund

Ohio Municipal Money Market Fund Prime Obligations Fund Small Company Opportunity Fund Special Value Fund Stock Index Fund Tax-Free Money Market Fund Value Fund

Supplement dated November 9, 2007 to the

Statement of Additional Information (“SAI”) dated August 31, 2007

The following information amends the SAI and supersedes any information to the contrary therein:

1.               The following modifies the section entitled “Advisory and Other Contracts – Portfolio Managers,” which begins on p. 65:

Effective November 1, 2007, Craig E. Ruch is the lead portfolio manager of the Core Bond Fund and is supported by co-portfolio manager Trenton Tipton-Fletcher. Mr. Ruch is also lead portfolio manager of the Fund for Income and is supported by co-portfolio managers Trenton Tipton-Fletcher and Heidi L. Adelman.

Also effective November 1, 2007, Mr. Ruch is the lead portfolio manager of the fixed income investments of the Balanced Fund.

As of October 31, 2006, these portfolio managers managed all of the other investment companies, other pooled investment vehicles and other accounts shown in the following table as a team.

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets)(1) as of October 31, 2006	Number of Other Accounts (Total Assets)(1) Subject to a Performance Fee as of October 31, 2006
Balanced Fund (Ms. Cynthia G. Koury,
Mr. Lawrence G. Babin and Mr. Craig E. Ruch)
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	16 ($2.0 billion)	None
Other Accounts	88 ($519.3 million)	None
Core Bond Fund (Mr. Ruch and Mr. Trenton Tipton-Fletcher)
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	16 ($1.2 billion)	N/A
Other Accounts	65 ($1.5 billion)	1 ($170.0 million)

(1)                    Rounded to the nearest billion, or million, as relevant.

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets)(1) as of October 31, 2006	Number of Other Accounts (Total Assets)(1) Subject to a Performance Fee as of October 31, 2006
Fund for Income (Mr. Ruch, Mr. Tipton- Fletcher and Ms. Heidi Adelman)
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	16 ($1.1 billion)	None
Other Accounts	61 ($1.5 billion)	1 ($170.0 million)

*      Rounded to the nearest million.

The following table indicates the dollar range of shares of the relevant Fund beneficially owned by the indicated portfolio manager as of October 31, 2006. Information concerning beneficial ownership of Fund shares by the Balanced Fund, Core Bond Fund or Fund for Income’s other mangers is included in the SAI.

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of October 31, 2006
Ms. Adelman	Fund for Income	None
Mr. Ruch	Balanced Fund	None
	Core Bond Fund	None
	Fund for Income	$1 to $10,000
Mr. Tipton-Fletcher	Core Bond	$1 to $10,000
	Fund for Income	$1 to $10,000
	Core Bond	$1 to $10,000

2.               The following modifies the section entitled “Advisory and Other Contracts — Portfolio Managers — Compensation,” which begins on p. 68:

The Funds’ portfolio managers may participate either in the Adviser’s long-term incentive plan, the results for which are based on the Adviser’s business results (the “Adviser Incentive Plan”), or may receive options on KeyCorp common stock (the “KeyCorp Incentive Plan”). Eligibility for participation in these incentive programs depends on the manager’s performance and seniority. The following portfolio managers participate in the Adviser Incentive Plan: Mr. Babin, Ms. Bush, Mr. Conners, Mr. Danes, Mr. Globits, Mr. Graff, Mr. Janus, Mr. Kaesberg, Ms. Koury, Mr. Miller, Mr. Putman, Ms. Rains, Mr. Sachdeva and Mr. Schmitt. The following portfolio managers participate in the KeyCorp Incentive Plan: Ms. Adelman, Mr. Dahl, Mr. Kefer, Mr. Maronak, Mr. Pelaia, Mr. Roche, Mr. Ruch, Mr. Tipton-Fletcher and Mr. Toft.

In addition to the compensation described above, each of the Diversified Stock Fund’s portfolio managers (Mr. Babin, Mr. Danes and Ms. Rains) and each of the Core Bond Fund’s portfolio managers (Mr. Ruch and Mr. Tipton-Fletcher) may earn long-term incentive compensation based on a percentage of the incremental, year-over-year growth in revenue to the Adviser attributable to fees paid by all investment companies, other pooled investment vehicles and other accounts that employ strategies similar to those employed by the Diversified Stock Fund and the Core Bond Fund.